CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenue		¥ 25,701,513	$ 3,673,691	¥ 18,742,196	¥ 15,571,322
Cost of revenue		14,045,385	2,007,602	5,658,188	812,504
Gross profit		11,656,128	1,666,089	13,084,008	14,758,818
OPERATING EXPENSES
Selling expenses		4,102,391	586,383	534,630	452,966
General and administrative expenses		17,639,506	2,521,334	5,454,423	2,040,510
Research and development expenses		2,135,816	305,287	709,828	695,815
Total operating expenses		23,877,713	3,413,004	6,698,881	3,189,291
INCOME FROM OPERATIONS		(12,221,585)	(1,746,915)	6,385,127	11,569,527
OTHER (LOSS) INCOME
Interest income		843	120	17,933	2,286
Interest expenses		(301,551)	(43,103)	(108,090)	(65,315)
Other (loss) income, net		1,807,604	258,373	(142,477)	(393,278)
Total other (loss) income, net		1,506,896	215,390	(232,634)	(456,307)
INCOME (LOSS) BEFORE INCOME TAXES		(10,714,689)	(1,531,525)	6,152,493	11,113,220
INCOME TAX EXPENSE (BENEFIT)		(186,196)	(26,614)	545,711	1,551,288
NET INCOME (LOSS)		(10,528,493)	(1,504,911)	5,606,782	9,561,932
Less: net income attributable to non-controlling interest		(68,300)	(9,763)	(3,555)	(78,408)
NET INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		(10,596,793)	(1,514,674)	5,603,227	9,483,524
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(1,504,835)	(215,096)	418,491
TOTAL COMPREHENSIVE INCOME (LOSS)		(12,033,328)	(1,720,007)	6,025,273	9,561,932
Less: comprehensive income attributable to non-controlling interest		(68,300)	(9,763)	(3,555)	(78,408)
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		¥ (12,101,628)	$ (1,729,770)	¥ 6,021,718	¥ 9,483,524
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic (per share) | (per share)	[1]	¥ (38.44)	$ (5.49)	¥ 45.67	¥ 85.3
Diluted (per share) | (per share)	[1]	¥ (38.44)	$ (5.49)	¥ 45.67	¥ 85.30
Weighted average number of shares outstanding
Basic (in shares)		275,685	275,685	122,679	111,179
Diluted (in shares)		275,685	275,685	122,679	111,179
Class A ordinary shares
Weighted average number of shares outstanding
Basic (in shares)	[1]	233,602	233,602	80,596	69,096
Diluted (in shares)	[1]	233,602	233,602	80,596	69,096
Class B ordinary shares
Weighted average number of shares outstanding
Basic (in shares)	[1]	42,083	42,083	42,083	42,083
Diluted (in shares)	[1]	42,083	42,083	42,083	42,083
Third party
Revenue		¥ 25,701,513	$ 3,673,691	¥ 18,742,196	¥ 14,718,233
Related Party
Revenue | ¥					¥ 853,089

[1]	Ordinary Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, Change of Authorized Share Capital and Issue of Dual Class Shares effective on June 24, 2025 and March 23, 2026. The accompanying notes are an integral part of these consolidated financial statements.